LONG-TERM DEBT (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, total	$ 3,507	$ 6,025
Less: current portion	1,478	1,484
Net total long-term debt	2,029	4,541
Wells Fargo [Member] | Senior Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	3.50%
Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, total	2,500	0
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Monthly principal payments	3
Date of maturity (Date)	Nov. 16, 2014
Fixed interest rate (in Percent)	8.00%
Long-term debt, total	63	94
John Martell Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		7.50%
BDeWees Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		10.50%
Xgen III Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		10.50%
Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt, total	0	3,982
M & E Loan [Member]
Debt Instrument [Line Items]
Long-term debt, total	0	972
Capital lease obligations [Member]
Debt Instrument [Line Items]
Long-term debt, total	$ 944	$ 977